INVESTMENTS IN ASSOCIATES - Schedule of Balance of Investment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Balance at the beginning of the period			$ 295	$ 0	$ 0
Additions			0		605
Share of earnings for the period	$ 5	$ 10	9	$ 10	25
Distributions			(29)		(21)
Disposition of interest			0		(314)
Ending Balance	$ 275		$ 275		$ 295